RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 12 - RELATED PARTY TRANSACTIONS

On February 17, 2020, Yubo Beijing executed an Agreement of Joint Research and Development with Beijing Zhenxigu Medical Research Center LP (“Zhenxigu”), an entity that owns 18.18% of Yubo Beijing Capital stock and is controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). Pursuant to the agreement, Yubo Beijing paid RMB 241,880 ($35,848 at the 6.7473 average exchange rate for the year ended December 31, 2020) to Zhenxigu for research and development relating to the medical fluid to be included with the nebulizers to be sold to customers. Such expense has been included with other operating expenses in the accompanying Consolidated Statement of Operations and Comprehensive Loss for the three months ended March 31, 2020.

On February 27, 2020, Yubo Beijing executed a Patent Transfer Agreement with Beijing Zhenhuikang Biotechnology Co. LTD (“Zhenhuikang”), an entity controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). The Agreement provided for the assignment of two patents owned by Zhenhuikang to Yubo Beijing for consideration of RMB 140,000 ($21,307 at the 6.5706 current exchange rate at March 31, 2021) (See Note 7).

On February 27, 2020, Yubo Beijing executed an Entrustment Technical Service Agreement with Beijing Zhenhuikang Biotechnology Co. LTD (“Zhenhuikang”), an entity controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). The Agreement provides for Zhenhuikang to, among other things, assist Yubo Beijing in the preparation of 300 sets of endometrial stem cell harvesting packages. As amended July 2, 2020, the Agreement provides for Yubo Beijing to pay Zhenhuikang at the rate of RMB 666 per set or RMB 199,800 total ($30,408 at the 6.5706 current exchange rate at March 31, 2021). As of March 31, 2021, preparation of the stem cell harvesting packages has not yet commenced, no payments to Zhenhuikang have been made, and no expense or liability has been recorded.

On February 17, 2020, Yubo Beijing executed an Agreement of Joint Research and Development with Beijing Zhenxigu Medical Research Center LP (“Zhenxigu”), an entity that owns 18.18% of Yubo Beijing Capital stock and is controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). Pursuant to the agreement, Yubo Beijing paid RMB 241,880 ($35,848 at the 6.7473 average exchange rate for the year ended December 31, 2020) to Zhenxigu for research and development relating to the medical fluid to be included with the nebulizers to be sold to customers. Such expense has been included with other operating expenses in the accompanying Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2020.

On February 27, 2020, Yubo Beijing executed a Patent Transfer Agreement with Beijing Zhenhuikang Biotechnology Co. LTD (“Zhenhuikang”), an entity controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). The Agreement provided for the assignment of two patents owned by Zhenhuikang to Yubo Beijing for consideration of RMB 140,000 ($21,444 at the 6.5286 current exchange rate at December 31, 2020) (See Note 7).

On February 27, 2020, Yubo Beijing executed an Entrustment Technical Service Agreement with Beijing Zhenhuikang Biotechnology Co. LTD (“Zhenhuikang”), an entity controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). The Agreement provides for Zhenhuikang to, among other things, assist Yubo Beijing in the preparation of 300 sets of endometrial stem cell harvesting packages. As amended July 2, 2020, the Agreement provides for Yubo Beijing to pay Zhenhuikang at the rate of RMB 666 per set or RMB 199,800 total ($30,604 at the 6.5286 current exchange rate at December 31, 2020). As of December 31, 2020, preparation of the stem cell harvesting packages has not yet commenced, no payments to Zhenhuikang have been made, and no expense or liability has been recorded.